INCOME TAXES (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Income Tax Contingency [Line Items]
Recognizes interest and penalties accrued	¥ 0	¥ 0	¥ 5,098
Unrecognized tax benefits reversed		7,420	7,667		¥ 0
Accrued interest and penalties		0	7,420		0
Statute of limitation period	In general, the PRC tax authorities have up to three to five years to conduct examinations of the Group's tax filings.
Cumulative temporary differences of investments in foreign subsidiaries		113,588	255,333		0
Unrecognized deferred tax liabilities		¥ 11,359	¥ 25,533		0
Entitlement Of Income Tax Refund, Description	the paying entity is entitled to claim 6/7 of the profit tax paid as refund
Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Year open for examination	2015
Net operating losses expiration year	2020
Latest Tax Year [Member]
Income Tax Contingency [Line Items]
Year open for examination	2019
Net operating losses expiration year	2024
VIE [Member]
Income Tax Contingency [Line Items]
Net operating losses				$ 69,563	484,286
Multi Group [Member]
Income Tax Contingency [Line Items]
Net operating losses				$ 3,261	¥ 22,986